STOCK OPTION PLANS AND WARRANTS (Details - Options outstanding) - Equity Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	3,545,765
Weighted average exercise price - beginning	$ 4.97
Weighted average contractual term	4 years 1 month 28 days	4 years 4 months 28 days
Aggregate intrinsic value - beginning	$ 7,171,982
Option, granted	0
Weighted average exercise price - granted	$ 0
Aggregate intrinsic value - granted	$ 0
Options, cancelled & expired	(83)
Weighted average exercise price - cancelled and expired	$ 0
Aggregate intrinsic value - cancelled & expired	$ 0
Options outstanding	3,545,682	3,545,765
Weighted average exercise price - ending	$ 4.93	$ 4.97
Aggregate intrinsic value - ending	$ 3,851,583	$ 7,171,982
Options exercisable	3,545,682
Weighted average exercise price - exercisable	$ 4.93
Weighted average contractual term - exercisable	4 years 1 month 28 days
Aggregate intrinsic value - exercisable	$ 3,851,583